Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                 August 16, 2006

                               Supplement to the
                         Prospectuses (All Classes), as
                               may be amended, of:

                           Fund                                Prospectus Date

                  Pioneer Emerging Markets Fund                         4/1/06
                  Pioneer placeEurope Select Equity Fund                1/1/06
                  Pioneer Global High Yield Fund                        3/1/06
                  Pioneer Global Select Equity Fund                   12/15/05
                  Pioneer International Core Equity Fund               12/1/05
                  Pioneer International Equity Fund                     8/1/06
                  Pioneer International Value Fund                      4/1/06

Effective September 1, 2006, the fund's 2% redemption fee has been eliminated. Accordingly, all references to the redemption fee in the "Basic information about the fund -- Fees and expenses" and the "Buying, exchanging and selling shares" sections of each fund's prospectuses are deleted.

                                                                   19826-00-0806
                                        (C) 2006 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC